Loan Payable to Related Party (Tables)	12 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Schedule of principal repayments required under the loan agreement	The principal repayments required under the loan agreement for the four succeeding years at September 30, 2012 are as follows:

2013	$500
2014	500
2015	500
2016	9,219

$10,719